Disclosure of detailed information about other investments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Other Investments	$ 88	$ 168
At Cost [Member]
Statements Line Items
Other Investments	41	41
Unrealized gain (loss) [Member]
Statements Line Items
Other Investments	$ 47	$ 127